UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011.

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    MC CULLOUGH & ASSOCIATES LLC
Address: 101 CALIFORNIA ST., SUITE 3260
         SAN FRANCISCO, CA 94111



13F File Number: 728-03629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    LEON A. WIATRAK
Title:   MANAGER______
Phone:   415-956-8700
Signature, Place, and Date of Signing:

LEON A. WIATRAK, SAN FRANCISCO CA.       05/23/2011__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      27
Form 13F Information Table Value Total:       $116,788


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     6258   204435 SH       SOLE                   204435        0        0
AMERICAN ELECTRIC POWER CO INC COM              025537101      881    25065 SH       SOLE                    25065        0        0
BOEING COMPANY                 COM              097023105     4547    61510 SH       SOLE                    61510        0        0
CAPSTEAD MORTGAGE CORP         COM              14067E506     4944   386885 SH       SOLE                   386885        0        0
CONOCOPHILLIPS                 COM              20825C104     7257    90870 SH       SOLE                    90870        0        0
CONSOLIDATED EDISON INC        COM              209115104     5930   116915 SH       SOLE                   116915        0        0
DUPONT DE NEMOUR               COM              263534109     6082   110650 SH       SOLE                   110650        0        0
FRANKLIN RESOURCES INC         COM              354613101      313     2500 SH       SOLE                     2500        0        0
FREEPORT MCMORAN               COM              35671D857     4393    79090 SH       SOLE                    79090        0        0
GENERAL ELECTRIC CO            COM              369604103     6547   326530 SH       SOLE                   326530        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5072    31980 SH       SOLE                    31980        0        0
HEWLETT PACKARD CORP           COM              428236103     4383   106990 SH       SOLE                   106990        0        0
JOHNSON & JOHNSON              COM              478160104     5267    88890 SH       SOLE                    88890        0        0
MICROSOFT CORP                 COM              594918104     2022    79625 SH       SOLE                    79625        0        0
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2187    62370 SH       SOLE                    62370        0        0
PENGROWTH ENERGY CORP          COM              70706P104     5922   428170 SH       SOLE                   428170        0        0
PEPSICO INC                    COM              713448108     4843    75190 SH       SOLE                    75190        0        0
PERMIAN BASIN ROYALTY          COM              714236106     5065   232125 SH       SOLE                   232125        0        0
PFIZER INC                     COM              717081103     1710    84210 SH       SOLE                    84210        0        0
PITNEY BOWES INC.              COM              724479100      716    27855 SH       SOLE                    27855        0        0
UNITED PARCEL SERVICE INC.     COM              911312106     4305    57930 SH       SOLE                    57930        0        0
VISA INC.                      COM              92826C839     4744    64440 SH       SOLE                    64440        0        0
WELLS FARGO & CO (NEW)         COM              949746101     5826   183735 SH       SOLE                   183735        0        0
WINDSTREAM CORP                COM              97381W104     4916   381655 SH       SOLE                   381655        0        0
INGERSOLL-RAND PLC             COM              G47791101     4058    83995 SH       SOLE                    83995        0        0
NORDIC AMERICAN TANKER         COM              G65773106     4807   193515 SH       SOLE                   193515        0        0
DIANA SHIPPING, INC.           COM              Y2066G104     3793   320380 SH       SOLE                   320380        0        0